SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share Numerator [Abstract]
Earnings	$ 282		$ 296		$ 245		$ 178		$ 293		$ 268		$ 62		$ 236		$ 1,001	$ 859	$ 1,331
Earnings Per Share Denominator [Abstract]
Weighted-average common shares outstanding for basic EPS	244,400	[1]	244,100	[1]	243,600	[1]	243,300	[1]	242,000	[1]	241,700	[1]	241,100	[1]	240,600	[1]	243,863	241,347	239,720
Dilutive effect of stock options, restricted stock awards and restricted stock units																	5,469	5,346	1,803
Weighted-average common shares outstanding for diluted EPS	249,900	[1]	249,300	[1]	248,500	[1]	247,500	[1]	247,600	[1]	245,800	[1]	246,300	[1]	243,800	[1]	249,332	246,693	241,523
Earnings Per Share [Abstract]
Basic earnings per common share	$ 1.15	[1]	$ 1.21	[1]	$ 1.00	[1]	$ 0.73	[1]	$ 1.21	[1]	$ 1.11	[1]	$ 0.26	[1]	$ 0.98	[1]	$ 4.10	$ 3.56	$ 5.55
Diluted earnings per common share	$ 1.13	[1]	$ 1.19	[1]	$ 0.98	[1]	$ 0.72	[1]	$ 1.18	[1]	$ 1.09	[1]	$ 0.25	[1]	$ 0.97	[1]	$ 4.01	$ 3.48	$ 5.51
Dividends declared per share of common stock																	$ 2.52	$ 2.40	$ 1.92
San Diego Gas and Electric Company and Subsidiary [Member]
Earnings Per Share Numerator [Abstract]
Earnings	119		134		66		92		111		176		96		106		411	489	436
Southern California Gas Company [Member]
Earnings Per Share Numerator [Abstract]
Earnings																	$ 365	$ 290	$ 288

[1]	Earnings per share are computed independently for each of the quarters and therefore may not sum to the total for the year.